PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2019	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2020
Cost
Buildings	11,412	-	-	(3)	3,606	-	811	(2)	15,824
Plant and machinery	7,471	-	55	-	(2,938)	-	(90)	21	4,519
Furniture, tools and other tangible assets	301,218	1,331	4,179	(12,837)	48,963	800	(33,400)	5,194	315,448
PP&E under construction	14,879	-	28,682	(1,113)	(13,162)	(13,372)	(1,844)	-	14,070
Total cost	334,980	1,331	32,916	(13,953)	36,469	(12,572)	(34,523)	5,213	349,861
Accumulated depreciation
Buildings	(4,005)	-	(217)	149	(149)	-	(384)	20	(4,586)
Plant and machinery	(6,840)	-	(530)	3	(1,051)	-	162	(9)	(8,265)
Furniture, tools and other tangible assets	(207,242)	(3,401)	(25,935)	12,424	(35,269)	-	18,098	(4,797)	(246,122)
Total accumulated depreciation	(218,087)	(3,401)	(26,682)	12,576	(36,469)	-	17,876	(4,786)	(258,973)
Property, plant and equipment	116,893	(2,070)	6,234	(1,377)	-	(12,572)	(16,647)	427	90,888

	Thousands of U.S. dollars
	Balance at December 31, 2018	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2019
Cost
Buildings	12,129	-	236	(302)	-	-	(1,302)	651	11,412
Plant and machinery	8,187	-	95	(123)	(574)	-	(114)	-	7,471
Furniture, tools and other tangible assets	294,548	(24,427)	19,687	(10,801)	21,319	4,119	(3,227)	-	301,218
PP&E under construction	22,420	-	38,803	(163)	(20,929)	(16,742)	(8,510)	-	14,879
Total cost	337,284	(24,427)	58,821	(11,389)	(184)	(12,623)	(13,153)	651	334,980
Accumulated depreciation
Buildings	(4,425)	-	(107)	-	-	-	888	(361)	(4,005)
Plant and machinery	(6,332)	-	(741)	155	-	-	78	-	(6,840)
Furniture, tools and other tangible assets	(202,587)	18,629	(29,201)	866	184	-	4,867	-	(207,242)
Total accumulated depreciation	(213,344)	18,629	(30,049)	1,021	184	-	5,833	(361)	(218,087)
Property, plant and equipment	123,940	(5,798)	28,772	(10,368)	-	(12,623)	(7,320)	290	116,893